Accrued expenses, accounts payable and other liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Current:
Accrued cost of revenue and sales and marketing expenses		¥ 8,328	¥ 5,158
Accrued bonus and staff costs, including sales commission		8,210	6,377
Other deposits received in rendering services on e-commerce marketplaces		1,503	1,391
Amounts due to related companies		1,456	927
Accruals for purchases of property and equipment		1,248	701
Payable to third party marketing affiliates		1,051	667
Other taxes payable		943	635
Accrued professional services expenses		603	302
Accrual for interest expense		571	535
Accrued donations		549	339
Liabilities arising from treasury management activities		539	776
Contingent and deferred consideration in relation to investments and acquisitions		322	329
Unvested share options exercised		321	518
Others		1,690	1,179
Current accrued expenses, accounts payable and other liabilities	$ 4,240	27,334	19,834
Non-current:
Contingent and deferred consideration in relation to investments and acquisitions		1,851	1,953
Others		315	197
Other liabilities	$ 335	¥ 2,166	¥ 2,150